Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO Named Executive Officers and Company performance for the years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non- PEO NEOs (1)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR (5)	Net Income
2025	$807,485	$807,485	$563,581	$563,581	$100	1,569,000
2024	$756,635	$756,635	$544,258	$534,758	$71	$951,000
2023	$921,610	$971,610	$549,109	$584,109	$182	$4,805,000

(1)	The PEO for all years was Jun Ma. The non-PEO NEOs for all years were Jane Moen and Jonathan Newton.

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)	To calculate the amounts of Compensation Actually Paid to the PEO in each of 2025, 2024 and 2023, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.	Year 2025: None
b.	Year 2024: None
c.	Year 2023: We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

(4)	To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2025, 2024 and 2023, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:
a.	Year 2025: None
b.	Year 2024: We deducted $9,500, reflecting, as of the applicable vesting date, the change in the fair value during 2024 of equity-based awards granted to the non-PEO NEOs before 2024 that vested during 2024.
c.	Year 2023: We (i) added $21,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and (ii) added $14,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

(5)	The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of December 31, 2022, and then valued again on each of December 31, 2023, December 31, 2024 and December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote		Jane Moen and Jonathan Newton
PEO Total Compensation Amount	[1]	$ 807,485	$ 756,635	$ 921,610
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 807,485	756,635	971,610
Adjustment To PEO Compensation, Footnote
(3)	To calculate the amounts of Compensation Actually Paid to the PEO in each of 2025, 2024 and 2023, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.	Year 2025: None
b.	Year 2024: None
c.	Year 2023: We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 563,581	544,258	549,109
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[4]	$ 563,581	534,758	584,109
Adjustment to Non-PEO NEO Compensation Footnote
(4)	To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2025, 2024 and 2023, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:
a.	Year 2025: None
b.	Year 2024: We deducted $9,500, reflecting, as of the applicable vesting date, the change in the fair value during 2024 of equity-based awards granted to the non-PEO NEOs before 2024 that vested during 2024.
c.	Year 2023: We (i) added $21,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and (ii) added $14,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

Total Shareholder Return Amount	[5]	$ 100	71	182
Net Income (Loss)		$ 1,569,000	951,000	4,805,000
PEO Name		Jun Ma
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	0	50,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 9,500	14,000
Non-PEO NEO | Equity-Based Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 21,000

[1]	The PEO for all years was Jun Ma. The non-PEO NEOs for all years were Jane Moen and Jonathan Newton.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	To calculate the amounts of Compensation Actually Paid to the PEO in each of 2025, 2024 and 2023, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.	Year 2025: None
b.	Year 2024: None
c.	Year 2023: We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

[4]	To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2025, 2024 and 2023, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:
a.	Year 2025: None
b.	Year 2024: We deducted $9,500, reflecting, as of the applicable vesting date, the change in the fair value during 2024 of equity-based awards granted to the non-PEO NEOs before 2024 that vested during 2024.
c.	Year 2023: We (i) added $21,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and (ii) added $14,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

[5]	The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of December 31, 2022, and then valued again on each of December 31, 2023, December 31, 2024 and December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.